Capital Commitments	3 Months Ended
Mar. 31, 2022
Capital commitments [abstract]
Capital Commitments	Capital Commitments
The Group has capital expenditure contracted for but not recognised as liabilities as at March 31, 2022. The expenditure is as follows:

March 31, 2022
£’000
Leasehold improvements	35
Assets under construction	78
Plant & equipment	8,227
8,340

Gates Foundation private placement commitment

Concurrent with the Company’s IPO on October 5, 2021, the Company completed a private placement to the Gates Foundation as detailed in note 21 of the consolidated financial statements of the Group for the year ended December 31, 2021. Under the terms of the Company’s agreement with the Gates Foundation, the Group is committed to spending $70,000,000 over a four-year period to the research, discovery, and development of small molecule anti-infective therapeutics for future pandemic preparedness, with a specific focus on developing therapeutics that can be applied against multiple species of coronaviridae, influenza, and paramyxoviridae (the “Pandemic Preparedness Program”). The Group had incurred £1,866,000 (December 31, 2021: £793,000) relating to the Pandemic Preparedness Program as at March 31, 2022, with a total outstanding commitment of £51,501,930 (December 31, 2021: £51,069,230).
20.Capital Commitments (continued)

In the event that the Group is in breach of certain terms within the agreement, the Gates Foundation has the right to sell, or require the Group to buy-back any shareholdings in the Group held by the Foundation at the higher of the public offering price and the market value of the shares at the date of default. Should such a breech occur or should the Company enter bankruptcy the Gates Foundation also has the exclusive right to utilise an exclusive global license granted as part of the agreement in relation to any IP generated by the Group pertaining to the Pandemic Preparedness Program for the benefit of people in certain developing countries. The default conditions are within the control of the Group and the license in question cannot be utilised unless such a default occurs or the Group enters bankruptcy. As such no fair value has been assigned to this license at the inception of the agreement.